FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (2,513)	SFr (1,909)
Transfers in, net assets/liabilities	(839)	(1,336)
Transfers out, net assets/liabilities	2,324	1,611
Purchases, net assets/liabilities	19,084	42,169
Sales, net assets/liabilities	(18,366)	(42,185)
Issuances, net assets/liabilities	(6,462)	(6,054)
Settlements, net assets/liabilities	5,338	2,648
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(342)	44
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(891)	2,424
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(293)	(162)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(13)	2
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(226)	438
Foreign currency translation impact, net assets/liabilities	94	(203)
Balance at beginning of period, net assets/liabilities	SFr (3,105)	SFr (2,513)